First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 98.6%
	Angola – 1.0%
1,300,000	Angolan Government International Bond (USD) (b)	9.38%	05/08/48	$1,409,070
	Argentina – 1.8%
45,500,000	Argentina POM Politica Monetaria, ARLLMONP (ARS) (c)	66.27%	06/21/20	1,179,575
940,000	Argentine Republic Government International Bond (USD)	5.63%	01/26/22	812,630
715,039	Argentine Republic Government International Bond (USD)	8.28%	12/31/33	581,863
				2,574,068
	Australia – 4.5%
7,945,000	Treasury Corp. of Victoria (AUD)	6.00%	10/17/22	6,482,338
	Bahrain – 0.6%
800,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	863,040
	Brazil – 6.4%
20,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	5,527,362
13,800,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	3,760,221
				9,287,583
	Canada – 4.2%
6,449,000	Canadian Government Bond (CAD)	8.00%	06/01/23	6,072,682
	Costa Rica – 1.0%
720,000	Costa Rica Government International Bond (USD)	4.25%	01/26/23	684,007
219,000	Costa Rica Government International Bond (USD)	7.00%	04/04/44	209,528
511,000	Costa Rica Government International Bond (USD)	7.16%	03/12/45	495,032
				1,388,567
	Czech Republic – 0.7%
20,910,000	Czech Republic Government Bond (CZK)	5.70%	05/25/24	1,091,325
	Dominican Republic – 0.5%
660,000	Dominican Republic International Bond (USD)	5.50%	01/27/25	680,632
	Ecuador – 2.3%
2,180,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	2,291,725
949,000	Ecuador Government International Bond (USD) (b)	10.75%	01/31/29	1,048,882
				3,340,607
	Egypt – 2.3%
474,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	487,730
380,000	Egypt Government International Bond (USD) (b)	8.50%	01/31/47	388,850
1,050,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	1,021,305
25,600,000	Egypt Treasury Bills (EGP)	(d)	08/20/19	1,398,089
				3,295,974
	El Salvador – 1.5%
900,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	877,509
1,240,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	1,294,262
				2,171,771
	France – 0.6%
561,000	French Republic Government Bond OAT (EUR)	3.25%	05/25/45	921,395
	Germany – 0.6%
508,000	Bundesrepublik Deutschland Bundesanleihe (EUR)	2.50%	08/15/46	854,561

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ghana – 2.8%
1,340,000	Ghana Government International Bond (USD)	8.13%	01/18/26	$1,378,525
1,450,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	1,420,896
6,200,000	Republic of Ghana Government Bond (GHS)	21.50%	03/09/20	1,218,248
				4,017,669
	Indonesia – 2.5%
20,750,000,000	Indonesia Treasury Bond (IDR)	5.63%	05/15/23	1,386,316
30,400,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,196,656
				3,582,972
	Iraq – 1.5%
428,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	434,817
1,760,000	Iraq International Bond (USD)	5.80%	01/15/28	1,694,372
				2,129,189
	Italy – 4.5%
2,762,000	Italy Buoni Poliennali Del Tesoro (EUR)	9.00%	11/01/23	4,123,307
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR)	7.25%	11/01/26	2,430,218
				6,553,525
	Japan – 10.0%
1,219,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	11,260,500
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	3,136,221
				14,396,721
	Kenya – 0.4%
590,000	Kenya Government International Bond (USD)	6.88%	06/24/24	607,116
	Malaysia – 2.2%
13,000,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	3,202,022
	Mexico – 4.8%
62,700,000	Mexican Bonos (MXN)	8.00%	06/11/20	3,242,366
26,500,000	Mexican Bonos (MXN)	6.50%	06/09/22	1,316,136
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,132,154
27,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,230,105
				6,920,761
	Nigeria – 2.8%
1,130,000,000	Nigeria Government Bond (NGN)	12.50%	01/22/26	2,898,246
663,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	690,715
513,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	500,418
				4,089,379
	Norway – 0.6%
7,511,000	Norway Government Bond (NOK) (b)	1.75%	02/17/27	888,097
	Oman – 0.5%
770,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	686,012
	Peru – 3.7%
16,000,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	5,418,452
	Poland – 7.8%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,837,073
17,100,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	4,822,642

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Poland (Continued)
10,000,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	$2,573,709
				11,233,424
	Portugal – 1.1%
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (b)	5.65%	02/15/24	1,545,499
	Russia – 6.2%
510,000,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	7,254,763
90,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	1,305,113
400,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	447,736
				9,007,612
	Rwanda – 1.0%
1,440,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	1,485,583
	Saudi Arabia – 0.6%
805,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	840,320
	South Africa – 4.7%
61,110,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	4,675,341
2,200,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	2,184,767
				6,860,108
	Spain – 2.4%
2,111,000	Spain Government Bond (EUR) (b)	5.90%	07/30/26	3,256,447
100,000	Spain Government Bond (EUR) (b)	5.15%	10/31/44	180,187
				3,436,634
	Supranationals – 0.7%
8,550,000	European Investment Bank (SEK)	1.25%	05/12/25	960,913
	Suriname – 0.5%
675,000	Suriname Government International Bond (USD) (b)	9.25%	10/26/26	665,887
	Tanzania – 0.1%
193,340	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (c)	8.69%	03/09/20	197,312
	Turkey – 5.3%
47,500,000	Turkey Government Bond (TRY)	8.80%	09/27/23	5,512,062
18,100,000	Turkey Government Bond (TRY)	10.50%	08/11/27	2,116,617
				7,628,679
	Ukraine – 1.2%
1,370,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	1,323,025
716,000	Ukraine Government International Bond (USD) (b)	(d)	05/31/40	458,702
				1,781,727
	United Kingdom – 2.7%
754,000	United Kingdom Gilt (GBP)	4.25%	12/07/27	1,257,547
1,250,000	United Kingdom Gilt (GBP)	4.25%	12/07/49	2,706,814
				3,964,361
	Total Foreign Sovereign Bonds and Notes			142,533,587
	(Cost $146,249,724)

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 23.8%
	Argentina – 0.3%
525,000	Genneia S.A. (USD) (b)	8.75%	01/20/22	$477,750
	Bahrain – 0.5%
650,000	Oil and Gas Holding Co. BSCC (The) (USD) (b)	8.38%	11/07/28	729,040
	Barbados – 0.6%
750,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	795,937
	Brazil – 4.1%
780,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	783,900
850,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	956,165
1,550,000	OAS Finance Ltd. (USD) (f) (g) (h) (i)	8.88%	(j)	11,625
460,000	OAS Investments GmbH (USD) (f) (g) (h)	8.25%	10/19/19	3,450
575,000	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	568,531
1,830,000	Petrobras Global Finance BV (USD)	8.75%	05/23/26	2,168,550
1,520,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	1,506,928
				5,999,149
	China – 0.4%
308,000	Yingde Gases Investment Ltd. (USD) (b)	6.25%	01/19/23	311,288
280,000	Yingde Gases Investment Ltd. (USD)	6.25%	01/19/23	282,990
				594,278
	Colombia – 0.3%
429,000	Banco GNB Sudameris S.A. (USD) (b) (i)	6.50%	04/03/27	441,874
	Congo – 0.5%
720,000	HTA Group Ltd. (USD)	9.13%	03/08/22	753,414
	Dominican Republic – 1.4%
1,860,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	1,983,225
	Ecuador – 0.4%
484,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	518,364
	Georgia – 1.1%
540,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	542,062
975,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	1,005,492
				1,547,554
	Guatemala – 0.5%
735,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	765,778
	Honduras – 0.3%
396,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	404,415
	India – 0.5%
756,000	Vedanta Resources PLC (USD) (b)	6.13%	08/09/24	692,455
	Indonesia – 0.5%
760,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	741,416
	Jamaica – 0.3%
380,000	Digicel Group One Ltd. (USD) (b)	8.25%	12/30/22	233,700
660,000	Digicel Group Two Ltd. (USD) (b)	8.25%	09/30/22	226,050
				459,750

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Kazakhstan – 1.5%
1,350,000	KazMunayGas National Co. JSC (USD)	4.75%	04/19/27	$1,387,584
789,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	771,532
				2,159,116
	Mexico – 1.9%
750,000	BBVA Bancomer S.A. (USD) (i)	5.13%	01/18/33	692,437
13,950,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	605,498
750,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	734,625
311,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (b) (i)	8.88%	(j)	271,351
400,000	Unifin Financiera SAB de CV SOFOM ENR (USD)	7.00%	01/15/25	378,000
				2,681,911
	Nigeria – 1.8%
730,000	IHS Netherlands Holdco BV (USD) (b)	9.50%	10/27/21	756,790
770,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	795,025
1,070,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	1,094,994
				2,646,809
	Oman – 0.6%
892,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	872,263
	Russia – 1.7%
1,045,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	1,060,152
790,000	Gazprom OAO Via Gaz Capital S.A. (USD)	4.95%	03/23/27	792,367
600,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	641,124
				2,493,643
	South Africa – 0.5%
690,000	Liquid Telecommunications Financing PLC (USD)	8.50%	07/13/22	712,094
	Turkey – 1.5%
920,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (b)	5.00%	04/06/23	868,666
744,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	648,234
660,000	Yapi ve Kredi Bankasi AS (USD) (b) (i)	13.88%	(j)	663,859
				2,180,759
	Ukraine – 2.1%
770,000	Metinvest BV (USD) (b)	8.50%	04/23/26	758,736
860,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	811,978
19,750,000	Ukreximbank Via Biz Finance PLC (UAH)	16.50%	03/02/21	667,962
735,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	743,463
				2,982,139
	Zambia – 0.5%
750,000	First Quantum Minerals Ltd. (USD)	7.50%	04/01/25	720,938
	Total Foreign Corporate Bonds and Notes			34,354,071
	(Cost $35,976,229)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 13.2%
$5,816,000	United States Treasury Note	8.75%	08/15/20	6,314,336
5,151,000	United States Treasury Note	2.63%	05/15/21	5,187,822
2,919,000	United States Treasury Note	2.38%	05/15/27	2,922,592

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) (Continued)
$4,002,000	United States Treasury Note	3.75%	11/15/43	$4,692,501
	Total U.S. Government Bonds and Notes			19,117,251
	(Cost $18,806,503)

Total Investments – 135.6%	196,004,909
(Cost $201,032,456) (k)
Outstanding Loans – (41.9)%	(60,572,544)
Net Other Assets and Liabilities – 6.3%	9,155,277
Net Assets – 100.0%	$144,587,642

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2019	Sale Value as of 3/31/2019	Unrealized Appreciation/ (Depreciation)
04/11/19	CIT	MXN	42,589,000	USD	2,192,031	$ 2,189,703	$ 2,192,031	$ (2,328)
04/11/19	CIT	PLN	547,000	USD	145,671	142,527	145,671	(3,144)
04/11/19	CIT	ZAR	28,370,000	USD	1,992,119	1,963,254	1,992,119	(28,865)
04/11/19	CIT	USD	5,257,971	AUD	7,456,000	5,257,971	5,295,447	(37,476)
05/23/19	BAR	USD	947,872	BRL	3,564,000	947,872	906,693	41,179
04/11/19	DB	USD	4,943,041	CAD	6,635,000	4,943,041	4,966,606	(23,565)
04/11/19	BAR	USD	2,144,645	MXN	42,589,000	2,144,645	2,189,703	(45,058)
04/11/19	UBS	USD	2,189,029	PLN	8,230,000	2,189,029	2,144,414	44,615
05/23/19	UBS	USD	2,635,865	RUB	173,150,000	2,635,865	2,616,934	18,931
04/11/19	UBS	USD	3,021,642	ZAR	43,189,000	3,021,642	2,988,756	32,886
Net Unrealized Appreciation (Depreciation)								$(2,825)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
UBS	UBS

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2019, securities noted as such amounted to $40,292,425 or 27.9% of net assets.
(c)	Floating rate security.
(d)	Zero coupon bond.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(h)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(i)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(j)	Perpetual maturity.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,755,727 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,786,099. The net unrealized depreciation was $5,030,372. The amounts presented are inclusive of derivative contracts.

ARLLMONP	Argentina Blended Historical Policy Rate
LIBOR	London Interbank Offered Rate

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 142,533,587	$ —	$ 142,533,587	$ —
Foreign Corporate Bonds and Notes*	34,354,071	—	34,354,071	—
U.S. Government Bonds and Notes	19,117,251	—	19,117,251	—
Total Investments	196,004,909	—	196,004,909	—
Forward Foreign Currency Contracts	137,611	—	137,611	—
Total	$ 196,142,520	$—	$ 196,142,520	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (140,436)	$ —	$ (140,436)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2019, the Fund held restricted securities as shown in the following table that Aberdeen Standard Investment Inc. has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	04/18/13	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/12	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AAA	17.5%
AA	2.5
AA-	0.6
A+	7.8
A	5.7
A-	10.0
BBB	10.5
BBB-	5.9
BB+	5.9
BB	6.3
BB-	5.2
B+	5.4
B	6.3
B-	6.2
CCC+	0.3
CCC-	0.1
Not Rated	3.8
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	79.1%
Government Regional	3.3
Integrated Oils	2.9
Metals & Mining	2.5
Banks	2.3
Exploration & Production	2.0
Wireless Telecommunication Services	1.4
Utilities	1.0
Communications Equipment	0.8
Government Development Banks	0.7
Oil & Gas Services & Equipment	0.6
Pipelines	0.5
Supranationals	0.5
Food & Beverage	0.4
Life Insurance	0.4
Software & Services	0.4
Wireline Telecommunication Services	0.4
Commercial Finance	0.3
Transportation & Logistics	0.3
Power Generation	0.2
Industrial Other	0.0*
Total	100.0%

*	Amount is less than 0.1%.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	49.6%
JPY	7.3
EUR	6.8
PLN	4.7
BRL	4.3
TRY	3.9
MXN	3.8
RUB	3.0
PEN	2.8
GBP	2.0
ZAR	1.9
IDR	1.8
MYR	1.6
NGN	1.5
EGP	0.7
GHS	0.6
AUD	0.6
ARS	0.6
CAD	0.6
CZK	0.6
SEK	0.5
NOK	0.5
UAH	0.3
Total	100.0%

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
GHS	Ghanaian Cedis
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

†	The weightings include the impact of currency forwards.